Average Annual Total Returns (Vanguard Pacific Stock Index Fund ETF)	Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE Developed Asia Pacific Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	MSCI Pacific Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Spliced Pacific Stock Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.58%)	(5.21%)	(2.14%)	(4.80%)	(3.36%)	(2.70%)	(3.36%)
Five Years	5.29%	4.61%	4.16%	5.35%	5.73%	5.66%	5.54%
Since Inception	3.91%	3.37%	3.15%	3.94%	4.64%	4.09%	4.03%